Fees Summary	Nov. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 11,454,000.00
Total Fee Amount	996.50
Total Offset Amount	0.00
Net Fee	$ 996.50
Offering Table N/A
Offset Table N/A	N/A